Notes Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Notes Receivable

Note 3. Notes Receivable and Allowance for Credit Losses

Our notes receivable represent amounts due from consumers for outstanding principal and reschedule fees on installment payment plans made on our platform. Consumers installment payment plans are interest-free, and typically consist of four installments, with the first payment made at the time of purchase and subsequent payments coming due every two weeks thereafter. Our notes receivable are generally due within 42 days.

We classify all of our notes receivable as held for investment, as we have the intent and ability to hold these investments for the foreseeable future or until maturity or payoff. Since our portfolio is comprised of one product segment, point-of-sale unsecured installment loans, we evaluate our notes receivable as a single, homogenous portfolio and make merchant-specific or other adjustments as necessary. Our notes receivable are reported at amortized cost, which include unpaid principal and reschedule fee balances, adjusted for unearned transaction income, direct loan origination costs, and charge-offs. The amortized cost is adjusted for the allowance for credit losses within notes receivable, net.

As of March 31, 2023, our notes receivable at amortized cost was comprised of the following:

March 31, 2023
Notes receivable, gross	$94,512,428
Deferred transaction income	(3,479,795)
Notes receivable, amortized cost	$91,032,633

The following table summarizes our notes receivable, net, as of December 31, 2022 prior to the adoption of ASU 2016-13:

December 31, 2022

Notes receivable, gross	$107,650,187
Less allowance for uncollectible accounts:
Balance at beginning of year	(23,114,173)
Provision	(29,437,179)
Charge-offs, net of recoveries totaling $5,040,041	42,327,901
Total allowance for uncollectible accounts	(10,223,451)
Notes receivable, net of allowance	97,426,736
Deferred transaction income	(4,068,332)
Notes receivable, net	$93,358,404

Deferred transaction income is comprised of unrecognized merchant fees and consumer reschedule fees net of direct note origination costs, which are recognized over the duration of the note with the consumer and are recorded as an offset to transaction income on the consolidated statements of operations and comprehensive income (loss). Our notes receivable had a weighted average days outstanding of 34 days, consistent with the prior year’s duration.

We closely monitor credit quality for our notes receivable to manage and evaluate our related exposure to credit risk. When assessing the credit quality and risk of our portfolio, we monitor a variety of internal risk indicators and combine these factors to establish an internal, proprietary score as a credit quality indicator (the “Prophet Score”). We evaluate the credit risk of our portfolio by grouping Prophet Scores into three buckets that range from A to C, with receivables having an “A” rating representing the highest credit quality and lowest likelihood of loss. Receivables assigned “No score” represent consumers who have not placed at least two orders. The Prophet Score model analyzes a variety of risk indicators and consumer attributes that are shown to be predictive of ability and willingness to repay. Our risk and fraud team closely monitors the distribution of Prophet Scores for signs of changes in credit risk exposure and portfolio performance. The risk and fraud team also regularly evaluates the integrity of the Prophet Score model and updates it as necessary, but at least annually.

The amortized cost basis of our notes receivable by Prophet Score and year of origination as of March 31, 2023 is as follows:

	March 31, 2023
	Amortized cost basis by year of origination
	2023	2022	Total
A	$37,277,708	$556,002	$37,833,710
B	23,527,210	998,967	24,526,177
C	18,385,600	1,643,973	20,029,573
No score	7,914,684	728,489	8,643,173
Total amortized cost	$87,105,202	$3,927,431	$91,032,633

Our notes receivable are considered past due when the principal has not been received within one calendar day of when they are due in accordance with the agreed upon contractual terms. Any amounts delinquent after 90 days are charged-off with an offsetting reversal to the allowance for credit losses. Additionally, amounts identified as no longer collectible—such as when a consumer becomes deceased or bankrupt—are charged-off immediately. Principal payments recovered after 90 days are recognized as a reduction to the allowance for credit losses in the period the receivable is recovered. The amortized cost basis of our notes receivable by delinquency status as of March 31, 2023 is as follows:

March 31, 2023
Current	$83,483,563
1–28 days past due	3,610,029
29–56 days past due	1,633,102
57–90 days past due	2,305,939
Total amortized cost	$91,032,633

The following table summarizes our gross notes receivable and related allowance for uncollectible accounts as of December 31, 2022 prior to the adoption of ASU 2016-13:

	December 31, 2022
	Gross Receivables	Less Allowance	Net Receivables
Current	$96,923,113	$(3,348,558)	$93,574,555
Days past due:
1–28	5,516,812	(2,146,103)	3,370,709
29–56	2,513,755	(2,063,131)	450,624
57–90	2,696,507	(2,665,659)	30,848
Total	$107,650,187	$(10,223,451)	$97,426,736

We maintain an allowance for credit losses at a level necessary to absorb expected credit losses on principal and reschedule fee receivables from consumers. The allowance for credit losses is determined based on our current estimate of expected credit losses over the remaining contractual term and incorporates evaluations of known and inherent risks in our portfolio, historical credit losses, consumer payment trends, estimates of recoveries, current economic conditions, and reasonable and supportable forecasts. We regularly assess the adequacy of our allowance for credit losses and adjust the allowance as necessary to reflect changes in the credit risk of our notes receivable. Any adjustment to the allowance for credit losses is recognized in net income (loss) through the provision for credit losses on our consolidated statements of operations and comprehensive income (loss). While we believe our allowance for credit losses is appropriate based on the information available, actual losses could differ from the estimate. Effective January 1, 2023, we adopted accounting guidance which replaces the incurred loss impairment methodology with an expected credit loss methodology and requires consideration of a broader range of reasonable and supportable information to determine credit loss estimates. Upon adoption, we decreased our allowance for credit losses and increased retained earnings through a cumulative-effect adjustment.

In estimating the allowance for credit losses, we utilize a roll rate analysis of delinquent and current notes receivable. Roll rate analysis is a technique used to estimate the likelihood that a loan progresses through various stages of delinquency and eventually charges off. We segment our notes receivable into delinquency statuses and semi-monthly vintages for purposes of evaluating historical performance and determining the future likelihood of default.

The activity in the allowance for credit losses, including the provision for credit losses, charge-offs, and recoveries for the three months ended March 31, 2023 and 2022 is as follows:

	For the three months ended March 31,
	2023	2022
Balance at beginning of period	$10,223,451	$23,114,173
Adoption of Accounting Standards Update No. 2016-13	(878,577)	—
Provision for credit losses	1,694,364	10,465,595
Charge-offs	(6,119,010)	(15,305,982)
Recoveries of charged-off receivables	1,331,537	1,427,547
Balance at end of period	$6,251,765	$19,701,333

Net charge-offs by year of origination for the three months ended March 31, 2023 is as follows:

	2023	2022	2021	2020	2019	Total
Current period gross charge-offs	$(81,932)	$(6,027,430)	$(9,175)	$(473)	$—	$(6,119,010)
Current period recoveries	—	846,255	353,501	98,912	32,869	1,331,537
Current period net charge-offs	$(81,932)	$(5,181,175)	$344,326	$98,439	$32,869	$(4,787,473)

Note 3. Notes Receivable

Our notes receivable comprise outstanding consumer principal and reschedule fees that we reasonably expect to collect from our consumers. As of December 31, 2022 and 2021, Sezzle’s notes receivable, related allowance for uncollectible accounts, and deferred transaction income are recorded within the consolidated balance sheets as follows:

	2022	2021
Notes receivable, gross	$107,650,187	$162,341,675
Less allowance for uncollectible accounts:
Balance at beginning of year	(23,114,173)	(11,133,146)
Provision	(29,437,179)	(52,621,682)
Charge-offs, net of recoveries totaling $5,040,041 and $6,153,728, respectively	42,327,901	40,640,655
Total allowance for uncollectible accounts	(10,223,451)	(23,114,173)
Notes receivable, net of allowance	97,426,736	139,227,502
Deferred transaction income	(4,068,332)	(5,240,919)
Notes receivable, net	$93,358,404	$133,986,583

We maintain an allowance for uncollectible accounts at a level necessary to absorb estimated probable losses on principal and reschedule fee receivables from consumers. Any amounts delinquent after 90 days are charged-off with an offsetting reversal of the allowance for doubtful accounts through the provision for uncollectible accounts. Additionally, amounts identified as no longer collectible—such as when a consumer becomes deceased or bankrupt—are charged off immediately. Principal payments recovered after the 90 day charge-off period are recognized as a reduction to the allowance for uncollectible accounts in the period the receivable is recovered.

We estimate the allowance for uncollectible accounts by segmenting our consumer accounts receivable by the number of days balances are delinquent. Balances that are at least one day past the initial due date are considered delinquent. Balances that are not delinquent are considered current. The principal associated with rescheduled payments are not considered delinquent. We use our judgment to evaluate the allowance for uncollectible accounts based on current economic conditions and historical performance of consumer payments. The historical vintages are grouped into semi-monthly populations for purposes of the allowance assessment. The balances of historical cumulative charge-offs by vintage support the calculation for estimating the allowance for uncollectible accounts for vintages outstanding less than 90 days. We have not changed the methodology for estimating our allowance for uncollectible accounts during the year ended December 31, 2022.

Deferred transaction income is comprised of unrecognized merchant fees and consumer reschedule fees net of direct note origination costs, which are recognized over the duration of the note with the consumer and are recorded as an offset to transaction income on the consolidated statements of operations and comprehensive loss. Our notes receivable had a weighted average days outstanding of 34 days, consistent with the prior year’s duration.

The following table summarizes our gross notes receivable and related allowance for uncollectible accounts as of December 31, 2022 and 2021:

	2022			2021
	Gross Receivables	Less Allowance	Net Receivables	Gross Receivables	Less Allowance	Net Receivables
Current	$96,923,113	$(3,348,558)	$93,574,555	$139,024,393	$(7,989,217)	$131,035,176
Days past due:
1–28	5,516,812	(2,146,103)	3,370,709	12,263,154	(5,126,611)	7,136,543
29–56	2,513,755	(2,063,131)	450,624	5,266,164	(4,267,236)	998,928
57–90	2,696,507	(2,665,659)	30,848	5,787,964	(5,731,109)	56,855
Total	$107,650,187	$(10,223,451)	$97,426,736	$162,341,675	$(23,114,173)	$139,227,502